Note 5 - Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2019	2018

Residential 1-4 family real estate	$122,905	$119,841
Commercial and multi-family real estate	367,614	354,446
Commercial	77,658	80,630
Consumer	8,247	6,697
Total loans and leases	$576,424	$561,614

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi- family real estate	Commercial	Consumer	Total
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527
Provision for loan and lease losses	22	52	465	11	550
Losses charged off	(46)	(23)	(101)	(10)	(180)
Recoveries	40	152	41	1	234
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2017	$545	$1,746	$501	$43	$2,835
Provision (credit) for loan and lease losses	8	417	(3)	28	450
Losses charged off	(52)	(114)	(21)	(10)	(197)
Recoveries	75	306	57	1	439
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2016	$542	$1,876	$896	$31	$3,345
Provision (credit) for loan and lease losses	34	9	(424)	31	(350)
Losses charged off	(45)	(553)	(63)	(28)	(689)
Recoveries	14	414	92	9	529
Balance at December 31, 2017	$545	$1,746	$501	$43	$2,835

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2019
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$-	$93	$342	$-	$435
Collectively evaluated for impairment	592	2,443	597	64	3,696
Total allowance for loan and lease losses	$592	$2,536	$939	$64	$4,131

Loans and leases:
Individually evaluated for impairment	$-	$1,499	$1,279	$-	$2,778
Acquired with deteriorated credit quality	61	127	-	-	188
Collectively evaluated for impairment	122,844	365,988	76,379	8,247	573,458
Total ending loans and leases balance	$122,905	$367,614	$77,658	$8,247	$576,424
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2018
Allowance for loan and lease losses:
	$-	$65	$63	$-	$128
Collectively evaluated for impairment	576	2,290	471	62	3,399
Total allowance for loan and lease losses	$576	$2,355	$534	$62	$3,527

Loans and leases:
Individually evaluated for impairment	$-	$970	$361	$-	$1,331
Acquired with deteriorated credit quality	70	226	-	-	296
Collectively evaluated for impairment	119,771	353,250	80,269	6,697	559,987
Total ending loans and leases balance	$119,841	$354,446	$80,630	$6,697	$561,614

Impaired Financing Receivables [Table Text Block]
	(in thousands)
	2019	2018	2017

Balance at beginning of year	$128	$-	$1,018
Provision (credit) for loan and lease losses	307	128	(865)
Loans charged off	-	-	(414)
Recoveries	-	-	261
Balance at end of year	$435	$128	$-

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	(in thousands)
	2019		2018
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Residential 1-4 family real estate	$-	$-	$-	$-
Commercial and multi-family real estate	822	-	719	-
Agricultural real estate	4	-	-	-
Commercial	22	-	24	-
Agriculture	-	-	216	-
Consumer	-	-	-	-
With an allowance recorded:
Residential 1-4 family real estate	-	-	-	-
Commercial and multi-family real estate	673	93	251	65
Agricultural real estate	-	-	-	-
Commercial	1,257	342	121	63
Agriculture	-	-	-	-
Consumer	-	-	-	-
Total	$2,778	$435	$1,331	$128

Financing Receivable, Nonaccrual [Table Text Block]
	(in thousands)
	2019			2018
	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings
Residential 1-4 family real estate	$414	$138	$223	$354	$161	$372
Commercial and multi family real estate	545	-	623	754	-	228
Agricultural real estate	4	-	-	216	-	-
Commercial	-	-	772	121	-	24
Agriculture	-	-	-	-	-	-
Consumer
Total	$963	$138	$1,618	$1,445	$161	$624

Financing Receivable, Past Due [Table Text Block]
	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2019
Residential 1-4 family real estate	$2,709	$99	$322	$3,130	$119,775	$122,905
Commercial and multi family real estate	177	302	15	$494	332,161	332,655
Agricultural real estate	-	-	-	-	34,959	34,959
Commercial	-	57	5	$62	67,826	67,888
Agriculture	-	-	-	-	9,770	9,770
Consumer	2	-	-	2	8,245	8,247
Total	$2,888	$458	$342	$3,688	$572,736	$576,424
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2018
Residential 1-4 family real estate	$2,471	$371	$278	$3,120	$116,721	$119,841
Commercial and multi family real estate	580	-	155	735	322,032	322,767
Agricultural real estate	7	-	241	248	31,431	31,679
Commercial	482	-	-	482	68,503	68,985
Agriculture	-	-	-	-	11,645	11,645
Consumer	4	-	-	4	6,693	6,697
Total	$3,544	$371	$674	$4,589	$557,025	$561,614

Financing Receivable Credit Quality Indicators [Table Text Block]
	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2019
Residential 1 - 4 family	$9,219	$-	$-	$-	$113,686	$122,905
Commercial and multi- family real estate	362,519	1,797	3,258	-	40	367,614
Commercial	75,559	410	1,688	-	1	77,658
Consumer	45	-	-	-	8,202	8,247
Total	$447,342	$2,207	$4,946	$-	$121,929	$576,424
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2018
Residential 1 - 4 family	$10,461	$-	$-	$-	$109,380	$119,841
Commercial and multi- family real estate	346,580	4,755	3,111	-	-	354,446
Commercial	79,179	-	1,451	-	-	80,630
Consumer	-	-	-	-	6,697	6,697
Total	$436,220	$4,755	$4,562	$-	$116,077	$561,614

Schedule of the Performance of the Loan Portfolio [Table Text Block]
	(in thousands)
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2019
Performing	$113,364	$24	$-	$8,202	$121,590
Nonperforming	322	16	1	-	339
Total	$113,686	$40	$1	$8,202	$121,929
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2018
Performing	$109,103	$-	$-	$6,696	$115,799
Nonperforming	278	-	-	-	278
Total	$109,381	$-	$-	$6,696	$116,077

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2019
Commercial and multi family real estate	2	$545	$-
Commercial	1	750	342
Total	3	$1,295	$342
2018
Residential 1-4 family real estate	2	$140	$-

Schedule of Loans Acquired in Acquisition [Table Text Block]
	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2019	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2018	$74,837	$(1,553)	$73,284
Change due to payments received	(15,884)	376	(15,508)
Balance at December 31, 2019	$58,953	$(1,177)	$57,776

Purchased Impaired Loans and Leases
Balance at December 31, 2018	$516	$(253)	$263
Change due to payments received	(162)	61	(101)
Balance at December 31, 2019	$354	$(192)	$162
	Contractual
	Principal	Accretable	Carrying
2018	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2017	$89,151	$(2,066)	$87,085
Change due to payments received	(14,314)	513	(13,801)
Balance at December 31, 2018	$74,837	$(1,553)	$73,284

Purchased Impaired Loans and Leases
Balance at December 31, 2017	$1,588	$(674)	$914
Change due to payments received	(1,072)	421	(651)
Balance at December 31, 2018	$516	$(253)	$263
	The Ohio State Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2019	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2018	$19,043	$(658)	$18,385
Change due to payments received	(5,996)	228	(5,768)
Balance at December 31, 2019	$13,047	$(430)	$12,617

Purchased Impaired Loans and Leases
Balance at December 31, 2018	$196	$(163)	$33
Change due to payments received	(21)	14	(7)
Change due to loan charge-offs	(15)	15	-
Balance at December 31, 2019	$160	$(134)	$26
	Contractual
	Principal	Accretable	Carrying
2018	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2017	$25,509	$(929)	$24,580
Change due to payments received	(6,466)	271	(6,195)
Balance at December 31, 2018	$19,043	$(658)	$18,385

Purchased Impaired Loans and Leases
Balance at December 31, 2017	$496	$(232)	$264
Change due to payments received	(232)	(31)	(263)
Change due to loan charge-offs	(68)	100	32
Balance at December 31, 2018	$196	$(163)	$33

Schedule of Related Party Loans [Table Text Block]
	(in thousands)
	2019	2018	2017
Beginning of year	$1,371	$491	$370
Additions	-	952	300
Repayments	(217)	(72)	(179)
End of year	$1,154	$1,371	$491